Condensed consolidated statement of changes in equity - USD ($) $ in Millions	Share Capital	Share Premium account	Other reserves	Retained earnings	Total attributable to owners of the parent	Non-controlling interests	Total
Equity at beginning of period at Dec. 31, 2022	$ 387	$ 35,155	$ 2,069	$ (574)	$ 37,037	$ 21	$ 37,058
Profit for the period				3,621	3,621	3	3,624
Other comprehensive income (expense)				31	31		31
Transfer to other reserves			7	(7)
Dividends				(3,047)	(3,047)		(3,047)
Issue of Ordinary Shares		8			8		8
Share-based payments charge for the period				274	274		274
Settlement of share plan awards				(532)	(532)		(532)
Net movement		8	7	340	355	3	358
Equity at end of period at Jun. 30, 2023	387	35,163	2,076	(234)	37,392	24	37,416
Equity at beginning of period at Dec. 31, 2023	388	35,188	2,065	1,502	39,143	23	39,166
Profit for the period				4,106	4,106	2	4,108
Other comprehensive income (expense)				(414)	(414)		(414)
Transfer to other reserves			13	(13)
Dividends				(3,052)	(3,052)		(3,052)
Changes in non-controlling interest						61	61
Issue of Ordinary Shares		11			11		11
Share-based payments charge for the period				307	307		307
Settlement of share plan awards				(589)	(589)		(589)
Net movement		11	13	345	369	63	432
Equity at end of period at Jun. 30, 2024	$ 388	$ 35,199	$ 2,078	$ 1,847	$ 39,512	$ 86	$ 39,598	[1]

[1]	The Condensed consolidated statement of financial position as at 30 June 2024 and 30 June 2023 have been reviewed by PricewaterhouseCoopers LLP. The Condensed consolidated statement of financial position as at 31 December 2023 has been audited by PricewaterhouseCoopers LLP.